Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member] Stock Conversion 1 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 1 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Retained Earnings [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Retained Earnings [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member]	Note Conversion 1 [Member] Common Stock [Member]	Note Conversion 1 [Member] Additional Paid-in Capital [Member]	Note Conversion 1 [Member]	Note Conversion 2 [Member] Common Stock [Member]	Note Conversion 2 [Member] Additional Paid-in Capital [Member]	Note Conversion 2 [Member]	Note Conversion 3 [Member] Common Stock [Member]	Note Conversion 3 [Member] Additional Paid-in Capital [Member]	Note Conversion 3 [Member]	Note Conversion 4 [Member] Common Stock [Member]	Note Conversion 4 [Member] Additional Paid-in Capital [Member]	Note Conversion 4 [Member]	Note Conversion 5 [Member] Common Stock [Member]	Note Conversion 5 [Member] Additional Paid-in Capital [Member]	Note Conversion 5 [Member]	Note Conversion 6 [Member] Common Stock [Member]	Note Conversion 6 [Member] Additional Paid-in Capital [Member]	Note Conversion 6 [Member]	Note Conversion 7 [Member] Common Stock [Member]	Note Conversion 7 [Member] Additional Paid-in Capital [Member]	Note Conversion 7 [Member]	Note Conversion 8 [Member] Common Stock [Member]	Note Conversion 8 [Member] Additional Paid-in Capital [Member]	Note Conversion 8 [Member]	Note Conversion 9 [Member] Common Stock [Member]	Note Conversion 9 [Member] Additional Paid-in Capital [Member]	Note Conversion 9 [Member]	Note Conversion 10 [Member] Common Stock [Member]	Note Conversion 10 [Member] Additional Paid-in Capital [Member]	Note Conversion 10 [Member]	Series B Warrants [Member] Common Stock [Member]	Series B Warrants [Member] Additional Paid-in Capital [Member]	Series B Warrants [Member]	Investment Banker [Member] Common Stock [Member]	Investment Banker [Member] Additional Paid-in Capital [Member]	Investment Banker [Member]	Investor Relations Consultant [Member] Common Stock [Member]	Investor Relations Consultant [Member] Additional Paid-in Capital [Member]	Investor Relations Consultant [Member]	GLG Pharma, LLC. [Member] Common Stock [Member]	GLG Pharma, LLC. [Member]	Former CEO [Member] Common Stock [Member]	Former CEO [Member] Additional Paid-in Capital [Member]	Former CEO [Member]	The 2016 Registered Direct Offering [Member] Common Stock [Member]	The 2016 Registered Direct Offering [Member] Additional Paid-in Capital [Member]	The 2016 Registered Direct Offering [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2014																																																										$ 206	$ 1,237	$ 30,123,436	$ (35,641,105)		$ (5,516,227)
Balance (in shares) at Dec. 31, 2014																																																											123,711
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares (in shares)	125		125				125
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares	$ 1	$ (1)	$ 1	$ 30,399	$ (30,401)	$ (1)	$ 1	$ 30,401	$ (30,401)	$ 1
Reduction in escrow account per settlement agreement (in shares)																																																											(356)
Reduction in escrow account per settlement agreement																																																											$ (4)	(6,663)			(6,667)
Shares issued for a note conversion (in shares)											138			270			413			484			622			1,400			3,520			595			520			646
Shares issued for a note conversion											$ 1	$ 9,999	$ 10,000	$ 3	$ 19,997	$ 20,000	$ 4	$ 29,996	$ 30,000	$ 5	$ 33,473	$ 33,478	$ 6	$ 34,994	$ 35,000	$ 14	$ 69,986	$ 70,000	$ 35	$ 199,965	$ 200,000	$ 6	$ 29,994	$ 30,000	$ 5	$ 24,995	$ 25,000	$ 6	$ 29,994	$ 30,000
Vesting Expense																																																												871,877			871,877
Shares issued in public offering, net.																																																										16,667	$ 667	13,043,546			13,060,880
Shares issued in public offering, net. (in shares)																																																											66,667
Preferred stock conversion																																																										2,077	$ 91	(2,168)
Preferred stock conversion (in shares)																																																											9,134
Series A warrant exercise (in shares)																																																											120
Series A warrant exercise																																																											$ 1	9,899			9,900
Net loss																																																													(4,790,530)		(4,790,530)
Balance at Dec. 31, 2015																																																										18,950	$ 2,080	44,584,118	(40,492,437)		4,112,711
Balance (in shares) at Dec. 31, 2015																																																											208,259
Stock Issued During Period Shares Warrants Exercised																																																											120
Shares issued for cashless Series B warrant exercises per the tender offer exchange																																																											$ 1	9,899			9,900
Unrealized gain from marketable securities
Vesting Expense																																																												165,271			165,271
Shares issued in public offering, net.																																															$ 260	$ 116,740	$ 117,000	$ 4,000	$ 4,000	$ 200	$ 90,151	$ 90,351	$ 7,570	$ 1,618,335	$ 1,625,905
Shares issued in public offering, net. (in shares)																																															26,000			400,000		20,000			756,999
Preferred stock conversion																																																										(18,158)	$ 664	17,494
Preferred stock conversion (in shares)																																																											66,396
Series A warrant exercise (in shares)																																									628,237																		2,318,663
Series A warrant exercise																																									$ 6,282	$ 150,777	$ 157,059																$ 23,187	556,479			579,666
Net loss																																																													(6,526,014)		(6,526,014)
Balance at Dec. 31, 2016																																																										$ 792	$ 45,644	47,894,196	$ (47,018,451)	$ 1,501	923,682
Balance (in shares) at Dec. 31, 2016																																																											4,564,428
Shares issued for two options exercised at $65.75 per share (in shares)																																																											1,312
Shares issued for two options exercised at $65.75 per share																																																											$ 13	86,240			86,253
Stock Issued During Period Shares Warrants Exercised																																									628,237																		2,318,663
Shares issued for cashless Series B warrant exercises per the tender offer exchange																																									$ 6,282	$ 150,777	$ 157,059																$ 23,187	556,479			579,666
Shares Issued (in shares)																																												135,995
Shares Issued																																												$ 1,360	$ 508,620	$ 509,980
Unrealized gain from marketable securities																																																														$ 1,501	1,501
Corrections due to rounding for reverse split and DTCC increase (in shares)																																																											2,567
Corrections due to rounding for reverse split and DTCC increase																																																											$ 28	$ (29)			$ (1)